DEVCAP
                               SHARED RETURN FUND

                                     (PHOTO)

                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2001

                                     (LOGO)
                                    DEVCAP/R
                               DEVELOPMENT CAPITAL

                         GLOBALLY RESPONSIBLE INVESTING

                            DEVCAP SHARED RETURN FUND
                               SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                       PRESIDENT'S LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Investor,

   Our economy is always sorting and sifting and competing for scarce resources and competing amongst ourselves and the rest of the world for sales and profits. After a stretch of higher than expected growth, the Federal Reserve Board acted last year to deflate expectations by raising interest rates. As the impact of higher interest rates were taking place, energy costs were rising and exaggerated expectations were being revised downward. The economy's growth rate has been slowing, the stock market has been correcting and consumer confidence has been waning. There has also been an unusually long election process for our new president and now there is peaceful, but substantial, change underway in our political direction.

   The Federal Reserve Board began 2001 with an unexpected interest rate reduction and followed that up with yet another reduction. More reductions are anticipated as the economy has slowed more than desired and the favorable impact of the initial reductions has been short-lived. Farther out on the horizon, Congress and the President are on the verge of dealing with a tax cut that should make more discretionary income available, some of which we anticipate will flow into the investment markets. After a year in which double-digit negative returns were common among mutual funds, we look forward to a stock market that produces positive returns again.

   For a Fund such as ours, the future brightens with each stimulus for the economy. We still see stress in the economic outlook, with near term volatility, but look forward to positive long-term investment returns for the S&P 500/R Index. Our DEVCAP/R Shared Return Fund seeks to obtain returns that closely track the S&P 500/R Index. This is the foundation of our investment objective and the returns provide the basis for our charitable programs.

   Our socially responsible investment process is always part of our Fund's character and it is a character that we celebrate in our faith. The good works of the micro-enterprise programs of Catholic Relief Services and active ownership through Christian Brothers Financial Services are catalysts for improving lives and providing hope.

   We are pleased with our progress, and as long-term investors, we continue to judge our successes according to our socially responsible and charitable goals, as much as we judge our investment return success. The goal of the DEVCAP/R Shared Return Fund is to closely track the S&P 500/R Index. Please remember that your 2001 charitable contribution will be based on your account's investment performance from January 1, 2001 (or the date of your initial investment, if later) through December 7, 2001.

Thank you for your support,

/s/Joseph N. St. Clair

Joseph N. St. Clair
President

                     COMPARISON OF $10,000 INVESTMENT IN THE
                DEVCAP SHARED RETURN FUND(1) AND S&P 500/R INDEX(2)

------------------------------------
AVERAGE ANNUAL
TOTAL RETURN
------------------------------------
1 Year ended
  1/31/01                 -2.13%
------------------------------------
3 Year ended
  1/31/01                 13.23%
------------------------------------
5 Year ended
  1/31/01                 18.40%
------------------------------------
Inception (10/19/95)
  to 1/31/01              18.73%
------------------------------------

Past performance is not predictive of future performance.

                     DEVCAP           S&P
                     ------           ---
10/19/95            $10,000         $10,000
1/96                 10,650          10,335
7/96                 10,710          11,088
1/97                 13,351          13,765
7/97                 16,233          16,869
1/98                 17,031          17,469
7/98                 19,616          20,122
1/99                 23,437          23,145
7/99                 23,740          24,187
1/00                 25,519          25,510
7/00                 26,151          26,355
1/01                 24,780          25,310


(1) Effective February 22, 2000, the Fund changed its investment objective and now invests only in those S&P 500/R Index stocks which pass the Fund's social and exclusionary screens. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio.

(2) The S&P 500/R Index is an unmanaged index used to portray the pattern of common stock movement based on the average performance of 500 widely held common stocks and does not reflect the deduction of fees and expenses.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Photo on cover depicts a microentrepreneur in Peru where Catholic Relief Services sponsors micro-enterprise programs with DEVCAP donations.

                            DEVCAP SHARED RETURN FUND
                             SCHEDULE OF INVESTMENTS

                          JANUARY 31, 2001 (UNAUDITED)

   NUMBER
  OF SHARES                                                               VALUE
  --------                                                                -----

               COMMON STOCKS -- 99.25%
               BASIC INDUSTRIES -- 2.65%
     300       Alcan Aluminum Ltd.                                      $ 10,845
   2,012       Alcoa, Inc.                                                73,921
     100       Allegheny Technologies, Inc.                                1,685
     300       Allied Waste Industries, Inc.*                              4,485
     300       Avery Dennison Corp.                                       16,266
     400       B.F. Goodrich Co. (The)                                    14,400
   1,400       Barrick Gold Corp.                                         21,658
     100       Bemis Company, Inc.                                         3,301
     500       Bethlehem Steel Corp.*                                      1,200
     900       Dow Chemical Co. (The)                                     30,870
     400       Engelhard Corp.                                             9,020
     100       FMC Corp.*                                                  7,036
     200       Georgia-Pacific Group                                       6,182
   1,300       Homestake Mining Co.                                        6,435
     300       Inco Limited*                                               4,767
     370       International Paper Co.                                    14,300
     300       Louisiana-Pacific Corp.                                     3,345
     300       Mead Corp. (The)                                            9,105
     500       Minnesota Mining and Manufacturing Co.                     55,325
     500       Newell Rubbermaid, Inc.                                    13,600
     500       Newmont Mining Corp.                                        7,725
     400       Owens-Illinois, Inc.*                                       3,280
     600       Pactiv Corp.*                                               7,092
   1,100       Placer Dome, Inc.                                           9,713
     400       Praxair, Inc.                                              17,732
     200       Sealed Air Corp.*                                           6,366
     300       USX-U.S. Steel Group                                        4,692
     320       Vivendi Universal SA                                       23,952
     700       Waste Management, Inc.                                     17,080
     200       Westvaco Corp.                                              5,378
     200       Weyerhaeuser Co.                                           10,500
     200       Worthington Industries, Inc.                                1,920
                                                                        --------
                                                                         423,176
                                                                        --------

               CAPITAL GOODS -- 4.75%
     200       Caterpillar, Inc.                                           8,844
     100       Centex Corp.                                                4,084
     100       Crane Co.                                                   2,747
     100       Cummins Engine Co., Inc.                                    3,752
     100       Dana Corp.                                                  1,868
     500       Deere & Co.                                                21,460
     200       Emerson Electric Co.                                       15,200
  12,300       General Electric Co.                                      565,800
   1,000       Honeywell International, Inc.                              47,250

   NUMBER
  OF SHARES                                                               VALUE
  --------                                                                -----

               CAPITAL GOODS -- CONTINUED
     700       Illinois Tool Works, Inc.                                $ 45,850
     100       Ingersoll-Rand Co.                                          4,431
     100       Millipore Corp.                                             5,550
     200       Pall Corp.                                                  4,880
     100       Parker-Hannifin Corp.                                       4,380
     200       Stanley Works (The)                                         6,864
     300       Timken Co. (The)                                            4,908
     500       W.R. Grace & Co.*                                             985
     200       W.W. Grainger, Inc.                                         7,876
                                                                        --------
                                                                         756,729
                                                                        --------

               CONSUMER DURABLES -- 2.32%
     900       Corning, Inc.                                              51,039
   2,400       Ford Motor Co.                                             67,656
     600       General Motors Corp.                                       32,220
     500       Goodyear Tire & Rubber Co.                                 13,145
     200       Harley-Davidson, Inc.                                       9,078
     100       KB Home                                                     3,201
     500       Leggett & Platt, Inc.                                      10,500
     200       Lexmark International, Inc.*                               11,500
     200       Maytag Corp.                                                7,000
     741       Palm, Inc.*                                                20,100
     100       Snap-on, Inc.                                               2,950
      30       Toys "R" Us, Inc.*                                            792
   2,187       Tyco International Ltd.                                   134,719
     100       Whirlpool Corp.                                             5,249
                                                                        --------
                                                                         369,149
                                                                        --------

               CONSUMER NON-DURABLES -- 6.85%
     100       Alberto-Culver Co.                                          3,881
     600       Anheuser-Busch Cos., Inc.                                  26,016
     600       Avon Products, Inc.                                        25,380
     100       Ball Corp.                                                  3,996
     900       Campbell Soup Co.                                          29,610
     600       Clorox Co. (The)                                           20,250
   4,200       Coca Cola Co. (The)                                       243,600
   1,500       Colgate-Palmolive Co.                                      90,120
     800       General Mills, Inc.                                        33,520
   1,100       Gillette Co.                                               34,782
     900       H.J. Heinz Co.                                             39,411
     300       Hasbro, Inc.                                                3,564
     300       Hershey Foods Corp.                                        17,850
   1,400       Kimberly-Clark Corp.                                       90,650
     100       Liz Claiborne, Inc.                                         4,925

                            DEVCAP SHARED RETURN FUND
                             SCHEDULE OF INVESTMENTS

                          JANUARY 31, 2001 (UNAUDITED)

   NUMBER
  OF SHARES                                                               VALUE
  --------                                                                -----

               CONSUMER NON-DURABLES --
               CONTINUED
    3,200      PepsiCo, Inc.                                           $ 141,024
      100      Polaroid Corp.*                                               695
    2,200      Procter & Gamble Co.                                      158,048
      300      Quaker Oats Co. (The)                                      28,500
      700      Sara Lee Corp.                                             14,868
      400      Sherwin Williams Co. (The)                                 10,740
      600      Unilever NV                                                33,936
      300      V. F. Corp.                                                10,458
      300      Wm. Wrigley Jr. Co.                                        26,220
                                                                       ---------
                                                                       1,092,044
                                                                       ---------

               CONSUMER SERVICES -- 12.82%
      648      Agilent Technologies, Inc.*                                35,348
    1,100      Albertson's, Inc.                                          31,185
    6,742      AT&T Corp.                                                161,741
      100      Best Buy Co., Inc.*                                         4,980
      200      Block H&R, Inc.                                             8,670
      300      Brunswick Corp.                                             5,859
      500      Cendant Corp.*                                              6,405
      500      Circuit City Stores-Circuit City Group                      9,450
      200      Clear Channel Communications, Inc.*                        13,042
    2,200      Comcast Corp.*                                             94,188
    1,100      Conoco, Inc.                                               31,020
    1,100      Costco Wholesale Corp.*                                    50,875
    1,000      CVS Corp.                                                  59,200
    1,000      Delphi Automotive Systems                                  14,760
      875      Dollar General Corp.                                       17,045
      200      Dow Jones & Co., Inc.                                      12,130
      400      Eastman Kodak Co.                                          17,448
      100      Ecolab, Inc.                                                4,155
    1,600      Gap, Inc. (The)                                            52,160
      200      Harcourt General, Inc. (The)                               11,484
    3,800      Home Depot, Inc. (The)                                    183,160
      100      Interpublic Group of Cos., Inc. (The)                       4,120
      700      Kmart Corp.*                                                6,125
    2,100      Kroger Co.*                                                51,555
      800      Limited, Inc.                                              16,528
    1,000      Lowe's Cos., Inc. (The)                                    53,450
      600      Marriott International, Inc.                               27,696
      800      May Department Stores Co. (The)                            31,160
    3,400      McDonald's Corp.                                           99,790
      500      McGraw-Hill Cos., Inc. (The)                               31,925
      100      Meredith Corp.                                              3,530
      400      New York Times Co. (The)                                   17,436
      100      Office Depot, Inc.*                                         1,002

    NUMBER
  OF SHARES                                                                VALUE
  --------                                                                -----

                CONSUMER SERVICES --
                CONTINUED
      400       Omnicom Group, Inc.                                    $  36,520
      400       Safeway, Inc.*                                            20,268
      200       Sears, Roebuck & Co.                                       7,750
    1,800       Sprint Corp.                                              44,640
      500       Staples, Inc.*                                             8,281
      300       SUPERVALU, Inc.                                            4,020
    1,600       SYSCO Corp.                                               43,072
      800       TJX Cos., Inc.                                            24,800
      500       Tribune Co.                                               20,155
    1,151       Viacom, Inc., Class B*                                    63,535
      157       Visteon Corp.                                              2,222
    6,700       Wal Mart Stores, Inc.                                    380,560
    2,500       Walgreen Co.                                             102,350
    3,700       Walt Disney Co. (The)                                    112,665
      200       Winn-Dixie Stores, Inc.                                    3,976
                                                                       ---------
                                                                       2,043,436
                                                                       ---------

               ENERGY -- 5.87%
      500      Amerada Hess Corp.                                         34,700
    1,037      Anadarko Petroleum Corp.                                   59,005
      300      Apache Corp.                                               17,280
      600      Ashland, Inc.                                              22,194
    1,000      Baker Hughes, Inc.                                         41,350
    1,800      Enron Corp.                                               144,000
    4,900      Exxon Mobil Corp.                                         412,335
      900      Halliburton Co.                                            37,071
      400      McDermott International, Inc.*                              5,640
      200      Rowan Cos., Inc.*                                           5,460
      500      Schlumberger Ltd.                                          38,400
      400      Sunoco, Inc.                                               12,800
      500      Tosco Corp.                                                16,895
      500      Transocean Sedco Forex, Inc.                               22,725
      800      USX-Marathon Group                                         21,888
    1,100      Williams Cos., Inc. (The)                                  43,043
                                                                      -- -------
                                                                         934,786
                                                                      -- -------

               FINANCIAL SERVICES -- 20.17%
      300      Aetna, Inc.*                                               11,469
      900      Allstate Corp.                                             34,992
    3,300      American Express Co.                                      155,430
      600      American General Corp.                                     45,660
    5,139      American International Group, Inc.                        436,918
      300      AmSouth Bancorporation                                      5,199
      100      Aon Corp.                                                   3,515

                            DEVCAP SHARED RETURN FUND
                             SCHEDULE OF INVESTMENTS

                          JANUARY 31, 2001 (UNAUDITED)

   NUMBER
  OF SHARES                                                               VALUE
  --------                                                                -----

                FINANCIAL SERVICES --
                CONTINUED
    1,900       Bank of America Corp.                                 $ 102,258
      300       Bank of New York Co., Inc. (The)                         16,419
    2,900       Bank One Corp.                                          113,680
    2,850       Charles Schwab Corp. (The)                               75,268
      400       Chubb Corp. (The)                                        28,800
      500       CIGNA Corp.                                              55,575
      400       Cincinnati Financial Corp.                               14,225
    5,313       Citigroup, Inc.                                         297,369
      100       Comerica, Inc.                                            6,030
    2,600       Fannie Mae                                              192,868
    1,200       Fifth Third Bancorp                                      71,100
    1,100       First Union Corp.                                        37,323
      800       FleetBoston Financial Corp.                              34,672
    1,700       Freddie Mac                                             103,700
      400       Golden West Financial Corp.                              21,416
      100       Hartford Financial Services Group, Inc. (The)             6,150
    1,200       Household International, Inc.                            68,976
      110       Huntington Bancshares, Inc.                               1,698
    2,530       J.P. Morgan Chase & Co., Inc.                           139,125
      300       Jefferson-Pilot Corp.                                    19,830
      400       Keycorp                                                  10,664
      500       Lincoln National Corp.                                   22,425
      700       Marsh & McLennan Cos., Inc.                              75,705
    2,000       MBNA Corp.                                               72,380
    1,300       Mellon Financial Corp.                                   60,580
    1,800       Merrill Lynch & Co.                                     130,500
      200       MGIC Investment Corp.                                    11,498
    1,500       Morgan Stanley Dean Witter & Co.                        127,125
      200       Northern Trust Corp.                                     15,400
      900       Paychex, Inc.                                            40,613
      700       PNC Bank Corp.                                           51,814
      800       Providian Financial Corp.                                46,680
      300       Regions Financial Corp.                                   8,925
      289       Sabre Holdings Corp.*                                    12,569
      300       St. Paul Cos., Inc. (The)                                14,406
      100       Summit Bancorp.                                           4,374
      800       SunTrust Banks, Inc.                                     53,520
      300       Torchmark Corp.                                          10,407
      200       Union Planters Corp.                                      7,672
      400       USA Education Inc.                                       25,132
      500       Wachovia Corp.                                           33,975
    1,400       Washington Mutual, Inc.                                  67,550
    4,100       Wells Fargo & Co.                                       211,191
                                                                      ---------
                                                                      3,214,770
                                                                      ---------

    NUMBER
  OF SHARES                                                              VALUE
  --------                                                               -----

               FOOD PROCESSING -- 0.01%
      105      Archer-Daniels-Midland Co.                              $   1,568
                                                                       ---------

               HEALTH CARE -- 9.21%
    2,200      Abbott Laboratories                                        98,692
      300      Allergan, Inc.                                             24,525
    1,400      Amgen, Inc.*                                               98,437
      100      Applied Biosystems Group                                    8,400
      400      Baxter International, Inc.                                 35,152
      600      Becton Dickinson & Co.                                     20,628
      450      Biomet, Inc.                                               15,159
      500      Boston Scientific Corp.*                                    8,380
    2,600      Bristol-Myers Squibb Co.                                  160,914
      100      C.R. Bard, Inc.                                             4,624
      400      Cardinal Health, Inc.                                      38,120
    1,700      Eli Lilly & Co.                                           133,960
      800      Guidant Corp.*                                             39,600
      800      HEALTHSOUTH Corp.*                                         11,960
      500      Humana, Inc.*                                               5,975
      600      McKesson HBOC, Inc.                                        19,602
    3,000      Medtronic, Inc.                                           162,000
    5,300      Merck & Co., Inc.                                         435,554
    2,000      Schering-Plough Corp.                                     100,800
      200      St. Jude Medical, Inc.*                                    12,200
      400      UnitedHealth Group, Inc.                                   22,564
      100      Wellpoint Health Networks, Inc.*                            9,647
                                                                       ---------
                                                                       1,466,893
                                                                       ---------

               MEDIA -- 1.70%
    5,150      AOL Time Warner, Inc.*                                    270,684
                                                                       ---------

               MERCHANDISING -- 0.70%
      500      Radioshack Corp.                                           27,520
    2,200      Target Corp.                                               83,556
                                                                       ---------
                                                                         111,076
                                                                       ---------

               TECHNOLOGY -- 28.41%
      300      Adaptec, Inc.*                                              4,387
    1,000      ADC Telecommunications, Inc.*                              14,562
      200      Adobe Systems, Inc.                                         8,738
      600      Advanced Micro Devices, Inc.*                              14,760
      600      Analog Devices, Inc.*                                      37,560
      800      Apple Computer, Inc.*                                      17,300
    1,200      Applied Materials, Inc.*                                   60,375
      200      Autodesk, Inc.                                              7,375
    1,600      Automatic Data Processing, Inc.                            95,776
      375      Avaya Inc.*                                                 6,562

                            DEVCAP SHARED RETURN FUND
                             SCHEDULE OF INVESTMENTS

                          JANUARY 31, 2001 (UNAUDITED)
   NUMBER
  OF SHARES                                                               VALUE
  --------                                                                -----

               TECHNOLOGY -- CONTINUED
      4,000    Bellsouth Corp.                                       $   168,600
        200    BMC Software, Inc.*                                         5,812
        300    Broadcom Corp.*                                            32,981
     10,200    Cisco Systems, Inc.*                                      381,863
      3,200    Compaq Computer Corp.                                      75,872
      1,100    Computer Associates International, Inc.                    39,611
        300    Compuware Corp.*                                            3,731
      3,800    Dell Computer Corp.*                                       99,275
        300    Electronic Data Systems Corp.                              16,695
      3,200    EMC Corp.*                                                243,168
        200    First Data Corp.                                           12,162
        100    Gateway, Inc.*                                              2,124
        400    Global Crossing Ltd.*                                       8,808
      3,400    Hewlett-Packard Co.                                       124,916
      9,800    Intel Corp.                                               362,600
      2,200    International Business Machines Corp.                     246,400
      1,300    JDS Uniphase Corp.*                                        71,256
        600    LSI Logic Corp.*                                           14,874
      4,500    Lucent Technologies, Inc.                                  83,700
      1,000    Micron Technology, Inc.*                                   45,770
      7,400    Microsoft Corp.*                                          451,862
        500    Molex, Inc.                                                21,719
      2,400    Motorola, Inc.                                             54,744
        400    National Semiconductor Corp.*                              11,480
        400    Network Appliance, Inc.*                                   21,450
      3,400    Nortel Networks Corp.                                     129,982
        700    Novell, Inc.*                                               6,038
      7,400    Oracle Corp.*                                             215,525
        400    Peoplesoft, Inc.*                                          16,400
        700    Pitney Bowes, Inc.                                         24,479
      1,000    QUALCOMM, Inc.*                                            84,062
      2,248    Qwest Communications International, Inc.*                  94,686
      5,916    SBC Communications, Inc.                                  286,039
        400    Scientific-Atlanta, Inc.                                   24,000
      1,400    Solectron Corp.*                                           55,790
        400    Sprint Corp. (PCS Group)*                                  12,200
      4,800    Sun Microsystems, Inc.*                                   146,700
        200    Tektronix, Inc.*                                            7,700
        800    Tellabs, Inc.*                                             51,850
        100    Teradyne, Inc.*                                             4,382
      2,600    Texas Instruments, Inc.                                   113,880
        544    VERITAS Software Corp.*                                    51,612
      3,410    Verizon Communications                                    187,380
      3,500    WorldCom, Inc.*                                            75,469
      1,400    Xerox Corp.                                                11,438
        600    Xilinx, Inc.*                                              32,400
        700    Yahoo!, Inc.*                                              26,119
                                                                     -----------
                                                                       4,526,999
                                                                     -----------
    NUMBER
  OF SHARES                                                               VALUE
  --------                                                                -----

               TRANSPORTATION -- 0.85%
        600    Burlington Northern Santa Fe Corp.                    $    18,366
        500    CSX Corp.                                                  15,250
        300    Delta Air Lines, Inc.                                      14,166
        700    FedEx Corp.*                                               31,766
      1,300    Southwest Airlines Co.                                     40,729
        300    Union Pacific Corp.                                        15,894
                                                                     -----------
                                                                         136,171
                                                                     -----------

               UTILITIES -- 2.94%
        400    Ameren Corp.                                               16,312
        940    American Electic Power, Inc.                               40,655
        400    Cinergy Corp.                                              12,140
        200    CMS Energy Corp.                                            5,900
        500    Consolidated Edison, Inc.                                  17,470
        200    Constellation Energy Group                                  7,938
        300    Dominion Resources, Inc.                                   18,540
        200    DTE Energy Co.                                              7,058
      1,000    Duke Energy Corp.                                          36,570
        400    Dynegy Inc.                                                19,480
        969    El Paso Energy Corp.                                       60,950
        500    Entergy Corp.                                              17,710
        175    Exelon Corp.                                               10,589
        600    FirstEnergy Corp.                                          16,710
        200    FPL Group, Inc.                                            11,600
        400    GPU, Inc.                                                  12,812
        300    Niagara Mohawk Holdings, Inc.*                              5,199
        100    NICOR, Inc.                                                 3,566
        400    ONEOK, Inc.                                                17,876
        800    PG&E Corp.*                                                11,400
        100    Pinnacle West Capital Corp.                                 4,317
        400    PPL Corp.                                                  16,780
        327    Progress Energy, Inc.                                      13,472
        300    Public Service Enterprise Group, Inc.                      12,273
        600    Reliant Energy, Inc.                                       22,620
        600    Sempra Energy                                              12,222
        400    Southern Co. (The)                                         11,672
        100    TXU Corp.                                                   3,773
        800    Xcel Energy, Inc.                                          20,376
                                                                     -----------
                                                                         467,980
                                                                     -----------

                Total Common Stocks
                (cost $12,320,267)                                    15,815,461
                                                                     -----------

                            DEVCAP SHARED RETURN FUND
                             SCHEDULE OF INVESTMENTS

                          JANUARY 31, 2001 (UNAUDITED)
PRINCIPAL
  VALUE                                                                 VALUE
--------                                                                -----


         INVESTMENT COMPANIES --
         0.75%
$119,134 Dreyfus Institutional Government
         Money Market Fund                                           $   119,134
                                                                     -----------

         Total Investment Companies
           (cost $119,134)                                               119,134
                                                                     -----------

         Total Investments - 100.00%
           (cost $12,439,401)                                         15,934,595

         Other Assets Less Liabilities - 0.00%                               733
                                                                     -----------

         NET ASSETS - 100.00%                                        $15,935,328
                                                                     ===========

         * Non-income producing security

DEVCAP SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
   Investments at value (cost $12,439,401)                         $ 15,934,595
   Prepaid expenses                                                      19,823
   Dividends and interest receivable                                     14,123
   Cash                                                                   1,054
   Other receivable                                                          25
                                                                   ------------
      Total Assets                                                   15,969,620
                                                                   ------------

LIABILITIES:
   Accrued investment advisory fees                                       3,316
   Accrued expenses                                                      30,976
                                                                   ------------
      Total Liabilities                                                  34,292
                                                                   ------------

NET ASSETS                                                         $ 15,935,328
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                 $ 12,380,941
   Undistributed net investment loss                                    (34,659)
   Undistributed net realized gain                                       93,852
   Net unrealized appreciation                                        3,495,194
                                                                   ------------

NET ASSETS                                                         $ 15,935,328
                                                                   ============

SHARES OUTSTANDING                                                      721,756
                                                                   ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE                                                 $      22.08
                                                                   ============



                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                     $    90,679(a)
   Interest                                                            8,129
                                                                 -----------
      Total Investment Income                                         98,808

EXPENSES (NOTES 1 AND 2):
   Fund administration and accounting fees              $    32,767
   Legal fees                                                22,496
   Investment advisory fees                                  20,591
   Transfer agent fees and expenses                          16,976
   Audit fees                                                 9,821
   Printing                                                   8,795
   Registration fees                                          7,408
   Pricing fees                                               5,987
   Insurance                                                  5,628
   Amortization of organization expenses (Note 1)             2,316
   Other                                                        682
                                                        -----------

      Total Expenses                                        133,467
                                                        -----------


EXPENSES IN EXCESS OF INVESTMENT INCOME                              (34,659)
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain                                                 146,882
   Net change in unrealized appreciation                          (1,000,764)
                                                                 -----------
   Net realized and unrealized loss                                 (853,882)
                                                                 -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (888,541)
                                                                 ===========

(a) Net of $166 in foreign withholding tax.

                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       FOR THE SIX       FOR THE
                                                                      MONTHS ENDED      YEAR ENDED
                                                                    JANUARY 31, 2001  JULY 31, 2000
                                                                   ----------------   -------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Expenses in excess of investment income                             $    (34,659)   $   (152,895)
   Net realized gain                                                        146,882       1,306,319
   Net change in unrealized appreciation                                 (1,000,764)        416,528
                                                                       ------------    ------------
   Net increase (decrease) in net assets resulting from operations         (888,541)      1,569,952
                                                                       ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN                     (1,474,252)        (62,094)
                                                                       ------------    ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares                                            396,168       1,113,576
   Net asset value of shares issued in reinvestment of distributions      1,427,158          60,163
   Payments for shares redeemed                                            (250,183)       (622,847)
   Payment for shares redeemed for DEVCAP Non-Profit (Note 3)                    -         (380,104)
                                                                       ------------    ------------
   Net increase in net assets from capital share transactions             1,573,143         170,788
                                                                       ------------    ------------
      Total increase (decrease) in net assets                              (789,650)      1,678,646

NET ASSETS:
   Beginning of period                                                   16,724,978      15,046,332
                                                                       ------------    ------------
   End of period                                                       $ 15,935,328    $ 16,724,978
                                                                       ============    ============
   Undistributed net investment income, end of period                  $          0    $          0
                                                                       ============    ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold                                                                      16,441          45,237
   Reinvested                                                                67,161           2,295
   Redeemed                                                                 (10,835)        (24,424)
   Withdrawal of charitable contributions (Note 3)                                -         (14,947)
                                                                       ------------    ------------
   Net increase                                                              72,767           8,161
                                                                       ============    ============


                        See Notes to Financial Statements


DEVCAP SHARED RETURN FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

                                        FOR                                                                        FOR
                                      THE SIX                             FOR THE YEAR ENDED                    THE PERIOD
                                     MONTHS ENDED   ------------------------------------------------------- OCTOBER 19, 1995(1)
                                   JANUARY 31, 2001 JULY 31, 2000 JULY 31, 1999 JULY 31, 1998  JULY 31, 1997 TO JULY 31, 1996
                                   ---------------  -------------  ------------- -------------  ------------- --------------
Net Asset Value,
   beginning of period                      $25.77        $23.48         $19.58         $16.22        $10.71      $10.00
                                        ----------    ----------     ----------     ----------     ---------     -------
Income from investment operations:
   Expenses in excess of
      investment income                      (0.05)        (0.24)         (0.18)         (0.06)        (0.03)      (0.02)
   Net realized and unrealized
      gain (loss) on investments             (1.39)         2.63           4.28           3.44          5.55        0.73
                                        ----------    ----------     ----------     ----------     ---------     -------
Total income (loss) from
   investment operations                     (1.44)         2.39           4.10           3.38          5.52        0.71
Less distributions from net
   realized gain                             (2.25)        (0.10)         (0.20)         (0.02)        (0.01)          -
                                        ----------    ----------     ----------     ----------     ---------     -------

Net Asset Value, end of period              $22.08        $25.77         $23.48         $19.58        $16.22      $10.71
                                        ==========    ==========     ==========     ==========     =========     =======
Ratios/supplemental data:
   Total return                            (5.25)%(2)     10.16%         21.03%         20.84%        51.57%       7.10%(2)
   Net Assets, end of period
      (in 000's)                           $15,935       $16,725        $15,046        $10,697        $5,326        $643
   Ratio of expenses to
      average net assets                     1.63%(5)      1.95%(3)       1.97%(4)       1.75%(4)      1.75%(4)    2.50%(4)(5)
   Ratio of expenses in excess of
      invested income to average
      net assets                           (0.42)%(5)   (0.94)%(3)      (0.92)%(4)     (0.51)%(4)    (0.21)%(4)  (0.54)%(4)(5)
   Portfolio turnover                           3%(2)       31%(6)           8%(7)          5%(7)         1%(7)       5%(2)(7)

----------------------

(1) Commencement of operations.
(2) Not annualized.
(3) Reflects the Fund's proportionate share of the Domini Social Index Portfolio's expenses as well as reimbursements by agents of the Fund from August 1, 1999 through February 21, 2000, and net of waivers and reimbursements from February 22, 2000 through July 31, 2000. If the reimbursements had not been in place, the ratios of expenses and expenses in excess of investment income to average net assets would have been:

      Ratio of expenses to average net assets                        2.80%
      Ratio of expenses in excess of investment income to
      average net assets                                           (1.80)%


(4) Reflects the Fund's proportionate share of the Domini Social Index Portfolio's expenses as well as reimbursements by agents of the Fund. If the reimbursements had not been in place, the ratios of expenses and net investment income to average net assets would have been as follows:

      Ratio of expenses to average
      net assets                    1.97%      2.76%      5.93%      26.30%(5)
      Ratio of expenses in excess
      of investment income to
      average net assets           (0.92)%    (1.52)%    (4.39)%   (24.34)%(5)


(5) Annualized.
(6) Represents portfolio turnover for the period February 22, 2000 through July 31, 2000.
(7) Represents portfolio turnover for the Domini Social Index Portfolio.

                        See Notes to Financial Statements

                            DEVCAP SHARED RETURN FUND
                          NOTES TO FINANCIAL STATEMENTS

              FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. DEVCAP Shared Return Fund (the "Fund") is a series of DEVCAP Trust which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act").

     Effective February 23, 2000, the Fund changed its investment objective and now invests only in those S&P 500(R) Index stocks which pass the Fund's social and exclusionary screens. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio. The Fund became effective on September 13, 1995, and commenced investment operations on October 19, 1995.

     The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

     A. VALUATION OF INVESTMENTS. The Fund values securities at the last reported sale price, or at the average of the latest bid and asked prices if no sales are reported.

     B. INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

     C. DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders are declared and paid annually from net investment income. Distributions to shareholders of net realized capital gains, if any, are made annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. At January 31, 2001 a reclassification was recorded to increase paid-in capital by $21, decrease undistributed net investment loss by $34,659 and decrease undistributed net realized gain by $34,680.

     D. FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

     E. DEFERRED ORGANIZATION EXPENSES. Organization costs are being amortized on a straight-line basis over a five-year period. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses which the number of the initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption. To the extent that the proceeds of the redemptions are less than such pro rata portion of any unamortized organization expenses, Development Capital Fund ("DEVCAP Non-Profit"), the Fund's sponsor, has agreed to reimburse the Fund for such difference. As of October 19, 2000, the Fund's organization costs were fully amortized.

                            DEVCAP SHARED RETURN FUND
                     NOTES TO FINANCIAL STATEMENTS -- CONT'D

              FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)

     F. OTHER. Security transactions are recorded on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

     A. REIMBURSEMENT OF EXPENSES. Effective November 29, 1999, DEVCAP Non-Profit has agreed to reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and Portfolio) at an annual rate of 1.75% of the Fund's average daily net assets.

3. CHARITABLE CONTRIBUTIONS. Shareholders contributed approximately $380,000 to DEVCAP Non-Profit in December 1999 as described in the Fund's prospectus. Upon a shareholder's initial investment in the Fund, the shareholder may choose to make an annual donation to DEVCAP Non-Profit of zero percent, ten percent, twenty-five percent, fifty percent, seventy-five percent, or all of the Annual Contribution Basis, as defined in the Fund's registration statement, derived from the shareholder's investment in the Fund. DEVCAP Non-Profit will direct these shareholder donations to non-profit organizations (primarily Catholic Relief Services) working to improve the welfare of underprivileged persons in developing countries.

4. INVESTMENT TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended January 31, 2001 were $563,549 and $472,758, respectively.

     At January 31, 2001, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $12,440,515 were as follows:

     Appreciation          $4,367,392
     Depreciation            (873,312)
                            ---------
     Net appreciation
        on investments     $3,494,080
                            =========

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

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

                                     DEVCAP
                               SHARED RETURN FUND
                             209 West Fayette Street
                            Baltimore, Maryland 21201
                                 (800) 371-2655
                                 www.DEVCAP.org

  INVESTMENT MANAGER
  Christian Brothers Investment Services, Inc.
  90 Park Avenue, 29th Floor
  New York, NY  10016-1301

  SUB-ADVISER
  RhumbLine Advisers
  30 Rowes Wharf
  Boston, MA  02110

  INDEPENDENT AUDITORS
  KPMG LLP
  99 High Street
  Boston, MA  O2110

  ADMINISTRATOR AND TRANSFER AGENT
  Sunstone Financial Group, Inc.
  803 West Michigan Street, Suite A
  Milwaukee, WI  53233-2301

  DISTRIBUTOR
  CBIS Financial Services, Inc.
  1200 Jorie Boulevard, Suite 210
  Oak Brook, IL  60523-2062

  CUSTODIAN
  Mellon Bank, N.A.
  One Mellon Bank Center
  Pittsburgh, PA  15258

  LEGAL COUNSEL
  Mayer, Brown & Platt
  1675 Broadway
  New York, NY  10019

        (LOGO)
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 Printed using Soy Inks